UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: ____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Financial Corporation
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio          May 4, 2012
------------------------        ---------------          -----------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.    Name
01        28-10753    The Cincinnati Insurance Company
02        28-10754    The Cincinnati Life Insurance Company
03        28-10755    The Cincinnati Casualty Company
04        28-10756    The Cincinnati Indemnity Company
05        28-12741    The Cincinnati Specialty Underwriters Insurance Company
06        28-14579    CSU Producer Resources, Inc.


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0
                                            -------

Form 13F Information Table Entry Total:     62
                                            -------

Form 13F Information Table Value Total      850,466
                                            -------
                                            (thousands)

List of Other Included Managers:  None


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

                                           Column 2        Column 3        Column 4         Column 5
               Issuer                   Title of Class     Cusip           FMV (000)     Shares/Principal  SH/PRN
3M CO                                 COMMON               88579Y101          16,861             189,000     SH
ABBOTT LABORATORIES                   COMMON               002824100          13,349             217,800     SH
AGL RESOURCES INC                     COMMON               001204106          24,944             635,997     SH
AMERIGAS PARTNERS-LP                  COMMON               030975106             320               7,900     SH
AT&T INC                              COMMON               00206R102          16,927             542,000     SH
AUTOMATIC DATA PROCESSING             COMMON               053015103           5,519             100,000     SH
BAXTER INTERNATIONAL INC              COMMON               071813109          14,048             235,000     SH
BLACKROCK INC                         COMMON               09247X101           7,172              35,000     SH
BOARDWALK PIPELINE PARTNERS           COMMON               096627104             694              26,238     SH
BUCKEYE PARTNERS LP                   COMMON               118230101           1,856              30,335     SH
CHEVRON CORP                          COMMON               166764100          25,730             240,000     SH
CISCO SYSTEMS INC                     COMMON               17275R102          26,649           1,260,000     SH
CONOCOPHILLIPS                        COMMON               20825C104           7,601             100,000     SH
COPANO ENERGY LLC-UNITS               COMMON               217202100             839              23,497     SH
DOVER CORP                            COMMON               260003108          45,997             730,800     SH
DUKE ENERGY CORP                      COMMON               26441C105          17,985             856,000     SH
EL PASO PIPELINE PARTNERS LP          COMMON               283702108           1,462              41,896     SH
EMERSON ELECTRIC CO                   COMMON               291011104          14,185             271,845     SH
ENBRIDGE ENERGY PARTNERS LP           COMMON               29250R106           1,835              59,253     SH
ENDOCYTE INC                          COMMON               29269A102           3,237             650,000     SH
ENERGY TRANSFER EQUITY LP             COMMON               29273V100           2,357              58,478     SH
ENERGY TRANSFER PARTNERS LP           COMMON               29273R109           2,669              56,895     SH
ENTERPRISE PRODUCTS PARTNERS          COMMON               293792107           9,483             187,893     SH
GENERAL MILLS INC                     COMMON               370334104          16,332             414,000     SH
GENUINE PARTS CO                      COMMON               372460105          51,643             823,000     SH
HASBRO INC                            COMMON               418056107           7,550             205,600     SH
HONEYWELL INTERNATIONAL INC           COMMON               438516106          57,845             947,500     SH
INERGY LP                             COMMON               456615103             641              39,135     SH
INTEL CORP                            COMMON               458140100          19,138             680,700     SH
INTL BUSINESS MACHINES CORP           COMMON               459200101          35,471             170,000     SH
JOHNSON & JOHNSON                     COMMON               478160104          19,788             300,000     SH
KINDER MORGAN ENERGY PRTNRS           COMMON               494550106           6,061              73,249     SH
LINEAR TECHNOLOGY CORP                COMMON               535678106          26,765             794,200     SH
LINN ENERGY LLC-UNITS                 COMMON               536020100           2,432              63,761     SH
MAGELLAN MIDSTREAM PARTNERS           COMMON               559080106           2,990              41,336     SH
MARKWEST ENERGY PARTNERS LP           COMMON               570759100           1,586              27,139     SH
MCDONALD'S CORP                       COMMON               580135101          43,913             447,638     SH
MEDTRONIC INC                         CONVERTIBLE DEB      585055AM8           2,374           2,350,000    PRN
MEDTRONIC INC                         CONVERTIBLE DEB      585055AK2           1,919           1,900,000    PRN
MERIDIAN BIOSCIENCE INC               COMMON               589584101          15,116             780,000     SH
MICROCHIP TECHNOLOGY INC              COMMON               595017104          22,692             610,000     SH
MICROSOFT CORP                        COMMON               594918104          29,836             925,000     SH
NORFOLK SOUTHERN CORP                 COMMON               655844108          12,337             187,409     SH
NUSTAR ENERGY LP                      COMMON               67058H102           1,125              19,044     SH
ONEOK PARTNERS LP                     COMMON               68268N103           2,342              42,839     SH
PAYCHEX INC                           COMMON               704326107          24,792             800,000     SH
PEPSICO INC                           COMMON               713448108          50,393             759,500     SH
PFIZER INC                            COMMON               717081103           8,922             394,000     SH
PLAINS ALL AMER PIPELINE LP           COMMON               726503105           3,496              44,561     SH
PRAXAIR INC                           COMMON               74005P104          12,954             113,000     SH
PROCTER & GAMBLE CO/THE               COMMON               742718109           3,354              49,900     SH
REGENCY ENERGY PARTNERS LP            COMMON               75885Y107           1,057              43,001     SH
RPM INTERNATIONAL INC                 COMMON               749685103          21,600             824,725     SH
SPECTRA ENERGY CORP                   COMMON               847560109           6,181             195,900     SH
SUBURBAN PROPANE PARTNERS LP          COMMON               864482104             599              13,928     SH
SUNOCO LOGISTICS PARTNERS LP          COMMON               86764L108           1,022              27,042     SH
TARGA RESOURCES PARTNERS LP           COMMON               87611X105           1,087              26,201     SH
TC PIPELINES LP                       COMMON               87233Q108             319               7,100     SH
US BANCORP                            COMMON               902973304           3,168             100,000     SH
VERIZON COMMUNICATIONS INC            COMMON               92343V104          26,100             682,700     SH
WAL-MART STORES INC                   COMMON               931142103          42,318             691,464     SH
WILLIAMS PARTNERS LP                  COMMON               96950F104           1,492              26,367     SH
                                                                             850,466

                                           Column 6         Column 7        Column 8
               Issuer                   Investment Dis      Oth Mgrs          Sole           Shared         None
3M CO                                        SOLE                               189,000         -             -
ABBOTT LABORATORIES                          SOLE                               217,800         -             -
AGL RESOURCES INC                            SOLE                               635,997         -             -
AMERIGAS PARTNERS-LP                         SOLE                                 7,900         -             -
AT&T INC                                     SOLE                               542,000         -             -
AUTOMATIC DATA PROCESSING                    SOLE                               100,000         -             -
BAXTER INTERNATIONAL INC                     SOLE                               235,000         -             -
BLACKROCK INC                                SOLE                                35,000         -             -
BOARDWALK PIPELINE PARTNERS                  SOLE                                26,238         -             -
BUCKEYE PARTNERS LP                          SOLE                                30,335         -             -
CHEVRON CORP                                 SOLE                               240,000         -             -
CISCO SYSTEMS INC                            SOLE                             1,260,000         -             -
CONOCOPHILLIPS                               SOLE                               100,000         -             -
COPANO ENERGY LLC-UNITS                      SOLE                                23,497         -             -
DOVER CORP                                   SOLE                               730,800         -             -
DUKE ENERGY CORP                             SOLE                               856,000         -             -
EL PASO PIPELINE PARTNERS LP                 SOLE                                41,896         -             -
EMERSON ELECTRIC CO                          SOLE                               271,845         -             -
ENBRIDGE ENERGY PARTNERS LP                  SOLE                                59,253         -             -
ENDOCYTE INC                                 SOLE                               650,000         -             -
ENERGY TRANSFER EQUITY LP                    SOLE                                58,478         -             -
ENERGY TRANSFER PARTNERS LP                  SOLE                                56,895         -             -
ENTERPRISE PRODUCTS PARTNERS                 SOLE                               187,893         -             -
GENERAL MILLS INC                            SOLE                               414,000         -             -
GENUINE PARTS CO                             SOLE                               823,000         -             -
HASBRO INC                                   SOLE                               205,600         -             -
HONEYWELL INTERNATIONAL INC                  SOLE                               947,500         -             -
INERGY LP                                    SOLE                                39,135         -             -
INTEL CORP                                   SOLE                               680,700         -             -
INTL BUSINESS MACHINES CORP                  SOLE                               170,000         -             -
JOHNSON & JOHNSON                            SOLE                               300,000         -             -
KINDER MORGAN ENERGY PRTNRS                  SOLE                                73,249         -             -
LINEAR TECHNOLOGY CORP                       SOLE                               794,200         -             -
LINN ENERGY LLC-UNITS                        SOLE                                63,761         -             -
MAGELLAN MIDSTREAM PARTNERS                  SOLE                                41,336         -             -
MARKWEST ENERGY PARTNERS LP                  SOLE                                27,139         -             -
MCDONALD'S CORP                              SOLE                               447,638         -             -
MEDTRONIC INC                                SOLE                                     -         -             -
MEDTRONIC INC                                SOLE                                     -         -             -
MERIDIAN BIOSCIENCE INC                      SOLE                               780,000         -             -
MICROCHIP TECHNOLOGY INC                     SOLE                               610,000         -             -
MICROSOFT CORP                               SOLE                               925,000         -             -
NORFOLK SOUTHERN CORP                        SOLE                               187,409         -             -
NUSTAR ENERGY LP                             SOLE                                19,044         -             -
ONEOK PARTNERS LP                            SOLE                                42,839         -             -
PAYCHEX INC                                  SOLE                               800,000         -             -
PEPSICO INC                                  SOLE                               759,500         -             -
PFIZER INC                                   SOLE                               394,000         -             -
PLAINS ALL AMER PIPELINE LP                  SOLE                                44,561         -             -
PRAXAIR INC                                  SOLE                               113,000         -             -
PROCTER & GAMBLE CO/THE                      SOLE                                49,900         -             -
REGENCY ENERGY PARTNERS LP                   SOLE                                43,001         -             -
RPM INTERNATIONAL INC                        SOLE                               824,725         -             -
SPECTRA ENERGY CORP                          SOLE                               195,900         -             -
SUBURBAN PROPANE PARTNERS LP                 SOLE                                13,928         -             -
SUNOCO LOGISTICS PARTNERS LP                 SOLE                                27,042         -             -
TARGA RESOURCES PARTNERS LP                  SOLE                                26,201         -             -
TC PIPELINES LP                              SOLE                                 7,100         -             -
US BANCORP                                   SOLE                               100,000         -             -
VERIZON COMMUNICATIONS INC                   SOLE                               682,700         -             -
WAL-MART STORES INC                          SOLE                               691,464         -             -
WILLIAMS PARTNERS LP                         SOLE                                26,367         -             -

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